UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06083

Name of Registrant:	Vanguard Ohio Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017—May 31, 2018

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2018

Vanguard Ohio Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	2
Advisor’s Report.	4
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	33
Trustees Approve Advisory Arrangement.	35
Glossary.	37

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2018, Vanguard Ohio Long-Term Tax-Exempt
Fund returned 0.60%, in line with its benchmark and well ahead of its peers.

• Although fundamentals remained solid, Ohio municipal bonds went through a bumpy patch as the new tax legislation passed in December affected both supply and demand. Prices across the maturity spectrum—especially among longer-dated securities—finished the period lower.

• The fund’s tilt toward lower-quality investment-grade bonds compared to the benchmark helped relative performance, as these securities significantly outperformed their higher-quality counterparts. Security selection also added value. In terms of sector allocations, the fund was overweight in university revenue bonds and underweight in state general obligation bonds.

• Supply surged in anticipation of the tax-law changes, and the advisor used this opportunity to purchase new issues at attractive prices.

Total Returns: Six Months Ended May 31, 2018
		Taxable-
	30-Day SEC	Equivalent Income		Capital	Total
	Yield	Yield Returns		Returns	Returns
Vanguard Ohio Long-Term Tax-Exempt Fund	2.87%	5.30%	1.60%	-1.00%	0.60%
Bloomberg Barclays OH Municipal Bond Index					0.62
Ohio Municipal Debt Funds Average					0.02
Ohio Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The calculation of taxable-equivalent yield is based on the 2018 maximum federal tax rate of 40.8% (which combines 37.0%, the highest federal marginal tax bracket effective for 2018, and the 3.8% Medicare tax on investment income) and the maximum income tax rate for the state. Local taxes were not considered. This calculation also assumes that investors do not itemize deductions, including state taxes, on their federal return. Please see the prospectus dated March 28, 2018, for a detailed explanation of the methodology used in the calculation.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Ohio Long-Term Tax-Exempt Fund	0.15%	0.99%

The fund expense ratio shown is from the prospectus dated March 28, 2018, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2018, the fund’s annualized expense ratio was 0.15%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Ohio Municipal Debt Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Mortimer J. Buckley
President and Chief Executive Officer
June 12, 2018

Market Barometer
			Total Returns
		Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

Advisor’s Report

For the six months ended May 31, 2018, Vanguard Ohio Long-Term Tax-Exempt Fund returned 0.60%. This result was in line with the 0.62% return of the benchmark, the Bloomberg Barclays Ohio Municipal Bond Index, which includes bonds across the maturity spectrum. The fund outpaced the 0.02% average return of its peers.

As municipal bond prices fell, yields rose. The fund’s 30-day SEC yield climbed 48 basis points to 2.87% over the period. (A basis point is one one-hundredth of a percentage point.)

The fund is permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal half year, however, it didn’t own such securities.

The investment environment

Macroeconomic fundamentals were sound throughout the period. The U.S. economy expanded robustly amid solid business investment and consumer spending. In May, the unemployment rate fell to 3.8%, its lowest level in 18 years. Global growth remained supportive.

The Federal Reserve, acknowledging the health of the economy, moved further down the path toward monetary policy normalization. It continued shrinking the $4.5 trillion balance sheet that it had amassed since it began providing monetary stimulus in the wake of the 2007–2009 recession. It also raised the federal funds target rate in December and March (and again just after the close of the period under review).

Yields of Tax-Exempt Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	May 31,
Maturity	2017	2018
2 years	1.57%	1.75%
5 years	1.76	1.99
10 years	2.15	2.41
30 years	2.79	2.87
Source: Vanguard.

Toward the end of January, however, investors abruptly began to see the glass as half empty. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised concerns that the Fed might start raising interest rates more aggressively. Brewing trade tensions and geopolitical flare-ups added to the downbeat mood. Market volatility spiked, stocks dropped sharply from record highs, and bond yields rose.

The muni market also had to contend with the federal tax law enacted in late December. One significant change under the new law is that municipalities can no longer issue tax-exempt bonds to advance-refund outstanding debt. There was also concern—which proved unfounded—that municipalities would no longer be able to issue tax-exempt private activity bonds to fund public benefit projects such as hospitals and airports. Although capital spending remained very consistent in Ohio, municipalities rushed to issue both advance refunding and private activity bonds ahead of the law’s passage. Supply became more uneven than usual. It surged in December and has been weaker than usual since then.

The reduction of the statutory federal corporate tax rate to 21% affected demand for munis, as it made their tax-equivalent yields a little less attractive to nontraditional buyers such as banks and insurance companies. Overall, however, muni supply and demand in Ohio remained fairly well-balanced.

The Buckeye State’s overall credit profile remains stable and healthy. Although Ohio’s economic growth rate has slightly lagged that of the nation as a whole, state revenues have managed to grow. Tax receipts in the first four months of 2018 came in 2% above budget, largely thanks to greater-than-forecast income tax receipts.

Management of the fund

An overweighting of securities with more credit risk helped the fund’s relative performance. We favored bonds rated A over those rated AAA, mainly for the additional yield they offer, especially as credit spreads versus Treasuries were fairly tight. Over the six months under review however, lower-rated Ohio munis outperformed their higher-quality counterparts: A-rated bonds returned 0.75%, as measured by the Bloomberg Barclays Ohio Municipal Bond Index, compared with 0.34% for AAA-rated bonds.

We drew on our deep and experienced bench of credit analysts to navigate this large, fragmented market. Security selection in a number of segments, including transportation revenue and prerefunded bonds, helped performance, as did outsized allocations to better-performing university revenue and local general obligation bonds.

On a tactical level, we took advantage of the supply bulge in December, extending the duration of the fund by purchasing attractively priced new issues. Some of our calls on yield curve positioning also added modestly to performance.

The outlook

The U.S. economy is on pace to break above its long-term potential growth rate, and we expect it to reach about 2.5% in 2018. Although the slow pace of productivity growth, an aging population, and disruptive new technologies remain long-term structural drags, the recent tax cuts and increased government spending coming on top of solid synchronized global growth could result in a cyclical upswing.

The national unemployment rate is at its lowest level since 2000 and will likely edge even lower. Tightness in the labor market may finally be starting to translate into some upward pressure on wages. That, along with stable and broad global growth, may well lead to higher inflation—a scenario that the financial markets are now pricing in. Our long-term outlook for tepid inflation, however, is unchanged.

All of this, we believe, should justify the Fed’s raising the federal funds rate again in 2018 and three times in 2019.

We may see more bouts of volatility in the bond market related to shifting inflation and interest rate expectations. Muni supply and demand may also adjust further as a result of the new tax law. Other potential triggers of volatility that we’ll be watching include the U.S. midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions.

We anticipate a convergence in global monetary policy as 2018 unfolds, with central banks in developed countries adopting less accommodative stances—some raising rates, some planning to do so, and some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could well rattle the markets.

Whatever the future may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the fund’s performance.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group James D’Arcy, CFA, Portfolio Manager Vanguard Fixed Income Group June 18, 2018

Ohio Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2018

Financial Attributes
		Bloomberg	Bloomberg
		Barclays	Barclays
		OH Municipal
		Muni Bond	Bond
	Fund	Index	Index
Number of Bonds	439	1,662	53,136
Yield to Maturity
(before expenses)	2.9%	2.7%	2.7%
Average Coupon	4.7%	4.7%	4.7%
Average Duration	7.0 years	6.2 years	5.8 years
Average Stated
Maturity	17.9 years	13.2 years	12.9 years
Ticker Symbol	VOHIX	—	—
Expense Ratio[1]	0.15%	—	—
30-Day SEC Yield	2.87%	—	—
Short-Term
Reserves	2.5%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays OH	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.97	0.97
Beta	1.09	1.08

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.1%
1 - 3 Years	2.8
3 - 5 Years	2.9
5 - 10 Years	5.3
10 - 20 Years	45.8
20 - 30 Years	33.7
Over 30 Years	6.4

Distribution by Credit Quality (% of portfolio)
AAA	9.7%
AA	54.7
A	28.8
BBB	6.2
Not Rated	0.6

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Investment Focus

1 The expense ratio shown is from the prospectus dated March 28, 2018, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratio was 0.15%.

Ohio Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
				Bloomberg
				Barclays OH
				Muni Bond
				Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.13%	-7.74%	-3.61%	-6.73%
2009	4.76	8.85	13.61	15.73
2010	4.14	-0.08	4.06	4.20
2011	4.20	1.61	5.81	5.84
2012	3.88	7.20	11.08	9.28
2013	3.48	-7.76	-4.28	-2.71
2014	3.89	6.30	10.19	8.60
2015	3.46	0.44	3.90	3.55
2016	3.15	-2.64	0.51	-0.11
2017	3.36	3.16	6.52	5.39
2018	1.60	-1.00	0.60	0.62
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Ohio Long-Term
Tax-Exempt Fund	6/18/1990	3.43%	3.45%	3.80%	0.85%	4.65%

See Financial Highlights for dividend and capital gains information.

Ohio Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Ohio (99.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children’s Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,009
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children’s Hospital
Medical Center of Akron)	5.000%	11/15/38	5,535	6,099
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children’s Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,940
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	10,170	11,173
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/28	285	310
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/29	610	662
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/30	2,075	2,236
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/30	1,415	1,660
Akron OH Income Tax Revenue (Community
Learning Centers)	4.000%	12/1/32	1,300	1,391
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/20 (Prere.)	8,000	8,481
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/20 (Prere.)	4,015	4,304
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,320	6,851
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	10,020	10,769
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.880%	6/1/18 LOC	4,805	4,805
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/28	250	292
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/37	1,900	1,954

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/38	4,800	4,932
Allen County OH Hospital Facilities Revenue
(Mercy Health)	5.000%	8/1/42	2,120	2,373
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	11/1/44	125	127
Allen County OH Hospital Facilities Revenue
(Mercy Health)	4.000%	8/1/47	9,600	9,723
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	7,682
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	8,410	9,052
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,440
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,010	3,273
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,415	11,229
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/28	110	127
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/37	2,600	2,917
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,750	5,308
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/34	1,380	1,422
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	4.000%	2/15/41	1,500	1,525
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/46	3,000	3,331
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,254
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	8,365	9,328
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/35	2,000	2,303
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	2,000	2,294
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/21 (Prere.)	4,700	5,182
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/28	705	837
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/29	1,195	1,413
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/30	365	431
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/33	1,000	1,062
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/35	1,470	1,548
Apollo Career Center Joint Vocational School
District Ohio GO	4.000%	12/1/36	1,000	1,049
Berea OH City School District GO	4.000%	12/1/47 (15)	750	774
Berea OH City School District GO	4.000%	12/1/53 (15)	2,750	2,830
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	5.000%	12/1/29	2,010	2,304

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Bluffton OH Hospital Facilities Revenue
(Blanchard Valley Health System Obligated
Group)	4.000%	12/1/34	2,000	2,046
Bowling Green State University Ohio Revenue	5.000%	6/1/28	300	348
Bowling Green State University Ohio Revenue	5.000%	6/1/29	375	433
Bowling Green State University Ohio Revenue	5.000%	6/1/31	750	863
Bowling Green State University Ohio Revenue	5.000%	6/1/33	575	658
Bowling Green State University Ohio Revenue	5.000%	6/1/34	1,565	1,784
Bowling Green State University Ohio Revenue	5.000%	6/1/35	1,000	1,137
Bowling Green State University Ohio Revenue	5.000%	6/1/42	1,000	1,128
Bowling Green State University Ohio Revenue	5.000%	6/1/45	3,250	3,653
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/20 (Prere.)	2,000	2,151
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/20 (Prere.)	2,000	2,161
Brunswick OH City School District GO	5.000%	12/1/31	400	445
Brunswick OH City School District GO	5.000%	12/1/32	435	484
Brunswick OH City School District GO	5.000%	12/1/33	500	555
Brunswick OH City School District GO	5.000%	12/1/34	765	848
Brunswick OH City School District GO	5.000%	12/1/35	520	576
Brunswick OH City School District GO	5.000%	12/1/36	500	553
Brunswick OH City School District GO	5.000%	12/1/37	415	458
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,405	1,559
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,164
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/20 (Prere.)	4,000	4,307
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	1,390	1,507
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	2,770	2,999
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/30	1,010	1,060
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/31	1,075	1,127
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/34	3,330	3,430
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	5,000	5,548
Butler County OH Transportation
Improvement District Tax Allocation
Revenue	4.000%	12/1/27	615	670
Butler County OH Transportation
Improvement District Tax Allocation
Revenue	4.000%	12/1/28	2,200	2,383
Centerville OH Health Care Revenue
(Graceworks Lutheran Services)	5.250%	11/1/37	1,500	1,607
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/35	300	319
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/36	500	530

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Chagrin Falls OH Exempted Village School
District GO	4.000%	12/1/47	1,435	1,506
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/27	1,000	1,170
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	4.000%	12/1/42	500	506
Chillicothe OH Hospital Facilities Revenue
(Adena Health System Obligated Group)	5.000%	12/1/47	3,300	3,660
Cincinnati OH City School District COP	5.000%	12/15/29	2,000	2,256
Cincinnati OH City School District GO	5.250%	6/1/20 (Prere.)	5,550	5,905
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,425	5,556
Cincinnati OH GO	4.000%	12/1/29	1,000	1,097
Cincinnati OH GO	4.000%	12/1/30	500	545
Cincinnati OH Water System Revenue	5.000%	12/1/21 (Prere.)	5,115	5,639
Cincinnati OH Water System Revenue	4.000%	12/1/29	2,500	2,764
Clark-Shawnee OH Local School District GO	4.000%	11/1/31	400	435
Clark-Shawnee OH Local School District GO	4.000%	11/1/32	660	713
Clark-Shawnee OH Local School District GO	4.000%	11/1/34	860	921
Cleveland Heights & University Heights OH
City School District GO	4.000%	12/1/31	530	571
Cleveland Heights & University Heights OH
City School District GO	4.000%	12/1/35	500	528
Cleveland Heights & University Heights OH
City School District GO	4.000%	12/1/36	500	527
Cleveland Heights & University Heights OH
City School District GO	4.000%	12/1/37	2,200	2,312
Cleveland Heights OH City School District GO	4.500%	12/1/47	4,050	4,306
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,080
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	4,870
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,050	5,425
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,224
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,045	1,123
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,015	1,127
Cleveland OH Income Tax Revenue	4.000%	10/1/28	500	539
Cleveland OH Income Tax Revenue	4.000%	10/1/28	350	377
Cleveland OH Income Tax Revenue	4.000%	10/1/29	300	322
Cleveland OH Income Tax Revenue	4.000%	10/1/29	400	429
Cleveland OH Income Tax Revenue	5.000%	10/1/30	2,505	2,926
Cleveland OH Income Tax Revenue	5.000%	10/1/32	500	579
Cleveland OH Income Tax Revenue	5.000%	10/1/33	500	577
Cleveland OH Income Tax Revenue	5.000%	10/1/37	4,860	5,383
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,255
Cleveland OH Water Pollution Control
Revenue	5.000%	11/15/41	1,500	1,689
Cleveland OH Water Pollution Control
Revenue	5.000%	11/15/45	1,565	1,757
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,081
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	2,944
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	3,010	3,245
Cleveland-Cuyahoga County OH Port
Authority Revenue (Cleveland Museum of
Art Project) VRDO	1.050%	6/7/18	300	300

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	756
Cleveland-Cuyahoga County OH Port
Authority Revenue (Euclid Avenue
Development Corp. Project)	5.000%	8/1/30	3,020	3,336
Cleveland-Cuyahoga County OH Port
Authority Revenue (Euclid Avenue
Development Corp. Project)	5.000%	8/1/39	3,010	3,270
Columbus OH City School District GO	0.000%	12/1/29 (4)	2,000	1,389
Columbus OH City School District GO	5.000%	12/1/33	3,000	3,467
Columbus OH City School District GO	5.000%	12/1/42	500	574
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,276
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/36	2,000	2,316
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/47	1,480	1,693
Columbus OH GO	4.000%	8/15/27	1,400	1,535
Columbus OH GO	5.000%	4/1/29	2,775	3,323
Columbus OH GO	4.000%	4/1/30	5,015	5,514
Columbus OH GO	5.000%	7/1/30	2,700	3,167
Columbus OH GO	4.000%	4/1/31	2,060	2,255
Columbus OH GO	4.000%	4/1/33	1,000	1,082
Columbus OH Sewer Revenue	5.000%	6/1/29	2,000	2,344
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,142
Columbus OH Sewer Revenue	5.000%	6/1/32	2,600	3,035
Cuyahoga County OH (Convention Hotel
Project) COP	4.000%	12/1/34	1,345	1,394
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	1,000	1,093
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/28	3,000	3,332
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/30	2,000	2,209
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.250%	2/15/47	4,000	4,297
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/52	2,500	2,760
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.000%	2/15/57	2,700	2,828
Cuyahoga County OH Hospital Revenue
(MetroHealth System)	5.500%	2/15/57	2,000	2,203
Cuyahoga County OH Public Library Fund
Special Obligation Revenue	4.000%	12/1/32	1,840	1,922
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,174
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,160
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,095
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/30	1,000	1,145
Cuyahoga County OH Sales Tax Revenue
(Quicken Loans Arena Project)	5.000%	1/1/31	615	702
Cuyahoga OH Community College District GO	4.000%	12/1/30	1,800	1,936
Cuyahoga OH Community College District GO	4.000%	12/1/32	2,250	2,406

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	3,947
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,172
Elyria OH City School District GO	5.000%	12/1/29	505	588
Elyria OH City School District GO	4.000%	12/1/51	4,685	4,800
Euclid OH City School District GO	4.750%	1/15/54	5,000	5,363
Fairfield County OH Hospital Facilities
Revenue (Fairfield Medical Center)	5.000%	6/15/43	4,250	4,464
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,236
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,435	5,056
Franklin County OH GO	5.000%	12/1/31	3,000	3,505
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	2,944
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.000%	7/1/35	500	546
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,493
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,556
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	2,951
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,665	3,963
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,181
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	5.000%	11/1/28	1,590	1,883
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	4.000%	11/1/36	1,110	1,151
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	4.000%	11/1/38	775	802
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	4.000%	11/1/39	1,290	1,333
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	5.000%	11/1/42	7,000	7,526
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	4.000%	11/1/44	2,300	2,367
Franklin County OH Hospital Improvement
Revenue (Nationwide Children’s Hospital
Project)	4.000%	11/1/47	2,420	2,485
Franklin County OH Revenue (Trinity Health
Corp.)	4.000%	12/1/46	3,880	3,971
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/46	1,500	1,697
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/47	8,950	10,173
1 Franklin County OH Sales Tax Revenue	4.000%	6/1/29	2,110	2,353

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
1 Franklin County OH Sales Tax Revenue	5.000%	6/1/43	6,000	7,092
1 Franklin County OH Sales Tax Revenue	5.000%	6/1/48	5,000	5,886
Fremont City OH School District GO	5.000%	1/15/33	1,000	1,139
Fremont City OH School District GO	4.000%	1/15/55	2,000	2,027
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,576
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,476
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,310	5,744
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,025	3,360
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/32	1,750	1,855
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/42	2,000	2,104
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/46	4,450	4,756
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/46	2,000	2,101
Hamilton County OH Healthcare Revenue
(Life Enriching Communities)	5.000%	1/1/51	1,400	1,492
Hamilton County OH Hospital Facilities
Revenue (Cincinnati Children’s Hospital
Medical Center)	5.000%	5/15/34	1,000	1,131
Hamilton County OH Hospital Facilities
Revenue (TriHealth Obligated Group)	4.125%	8/15/37	20	21
Hamilton County OH Hospital Facilities
Revenue (TriHealth Obligated Group)	5.000%	8/15/42	5,000	5,577
Hamilton County OH Hospital Facilities
Revenue (TriHealth Obligated Group)	4.250%	8/15/47	3,025	3,127
Hamilton County OH Hospital Facilities
Revenue (TriHealth Obligated Group)	5.000%	8/15/47	3,000	3,334
Hamilton County OH Hospital Facilities
Revenue (UC Health)	5.000%	2/1/30	1,360	1,504
Hamilton County OH Hospital Facilities
Revenue (UC Health)	5.000%	2/1/44	2,500	2,702
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	1,000	1,171
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,530	1,784
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	2,000	2,129
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,417
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,732
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,697
Harrison Hills Ohio City School District Ohio
GO	4.000%	11/1/54	2,720	2,776
Highland OH Local School District GO	5.250%	12/1/48	5,000	5,584
Highland OH Local School District GO	5.250%	12/1/54	2,000	2,222
Huber Heights OH City School District GO	4.000%	12/1/34	2,000	2,098
Hudson City School District OH GO	4.000%	12/1/31	400	428
Hudson City School District OH GO	4.000%	12/1/32	400	426
Hudson City School District OH GO	4.000%	12/1/33	400	424
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	25,850	28,392

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 JobsOhio Beverage System Statewide
Liquor Profits Revenue TOB VRDO	1.110%	6/7/18	6,080	6,080
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,532
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,670
Lakewood OH City School District GO	4.000%	11/1/28	200	217
Lakewood OH City School District GO	4.000%	11/1/30	235	253
Lakewood OH City School District GO	4.000%	11/1/31	440	472
Lakewood OH City School District GO	4.000%	11/1/32	225	241
Lakewood OH City School District GO	4.000%	11/1/33	375	399
Lakewood OH City School District GO	4.000%	11/1/34	430	456
Lakewood OH City School District GO	4.000%	11/1/36	1,000	1,051
Lakewood OH City School District GO	4.000%	11/1/37	375	394
Lorain County OH Community College District
General Revenue	5.000%	6/1/21 (Prere.)	4,530	4,928
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,130
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,735
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	6.000%	11/15/21 (Prere.)	2,540	2,873
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	6.500%	11/15/21 (Prere.)	2,000	2,292
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/27	1,930	2,100
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/28	2,575	2,799
Madison OH Local School District GO	5.250%	12/1/32	695	774
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,243
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,214
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,168
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,080	2,248
Miami Valley OH Career Technology Center
GO	4.000%	12/1/33	725	770
Miami Valley OH Career Technology Center
GO	4.000%	12/1/34	725	768
Miami Valley OH Career Technology Center
GO	4.000%	12/1/36	2,200	2,311
Miami Valley OH Career Technology Center
GO	5.000%	12/1/44	2,500	2,878
Miamisburg OH City School District GO	5.000%	12/1/33	675	780
Miamisburg OH City School District GO	5.000%	12/1/35	1,435	1,649
Miamisburg OH City School District GO	5.000%	12/1/36	500	573
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,359
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,088
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,431
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,229
Middletown OH City School District GO	5.250%	12/1/48	5,870	6,518
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,254

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,421
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	1,955	2,157
Montgomery County OH Revenue (Catholic
Health Initiatives)	6.250%	10/1/33	15	15
Montgomery County OH Revenue (Miami
Valley Hospital)	5.750%	11/15/23	1,000	1,086
Montgomery County OH Revenue (Miami
Valley Hospital) VRDO	0.880%	6/1/18 LOC	2,800	2,800
Montgomery County OH Revenue (Miami
Valley Hospital) VRDO	0.880%	6/1/18 LOC	1,000	1,000
North Olmsted OH School District GO	0.000%	12/1/26	1,000	786
North Olmsted OH School District GO	0.000%	12/1/27	1,610	1,217
North Olmsted OH School District GO	4.000%	12/1/41	3,310	3,454
North Olmsted OH School District GO	4.000%	12/1/48	1,495	1,530
North Ridgeville OH City School District GO	4.000%	12/1/44	3,000	3,130
North Royalton OH City School District GO	4.000%	12/1/33	1,000	1,057
North Royalton OH City School District GO	4.000%	12/1/34	1,500	1,582
North Royalton OH City School District GO	5.000%	12/1/47	7,620	8,595
Northeast OH Medical University Revenue	5.000%	12/1/42	475	489
Northeast OH Regional Sewer District
Revenue	4.000%	11/15/34	2,500	2,671
Northeast OH Regional Sewer District
Revenue	4.000%	11/15/43	4,000	4,208
Northeast OH Regional Sewer District
Revenue (Wastewater Revenue
Improvement)	5.000%	11/15/31	2,100	2,409
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	5/15/23 (Prere.)	12,430	14,122
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	1,908
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	1,395	1,575
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	4,000	4,128
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	1,845
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,195
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,100
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/36	2,765	3,179
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/27	1,475	1,769
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/28	1,750	2,085
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/29	1,330	1,577

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,500	1,650
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	2/1/30	505	586
Ohio Common Schools GO VRDO	1.040%	6/7/18	3,175	3,175
Ohio GO	5.000%	11/1/28	10,000	11,584
Ohio GO	5.000%	5/1/30	1,525	1,813
Ohio GO	5.000%	4/1/31	1,230	1,350
Ohio GO	5.000%	5/1/31	2,510	2,975
Ohio GO	5.000%	2/1/32	6,320	7,343
Ohio GO	5.000%	5/1/32	5,000	5,751
Ohio GO	5.000%	5/1/36	4,960	5,651
Ohio GO	5.000%	3/15/37	9,745	10,959
Ohio GO	5.000%	5/1/37	4,330	4,927
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,227
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/29	3,000	3,541
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/30	2,500	2,944
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	4.000%	12/1/33	3,000	3,159
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	2,500	2,854
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.870%	6/1/18	7,850	7,850
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/42	1,900	2,181
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.250%	11/1/46	1,500	1,751
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/31	2,040	2,306
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/41	4,000	4,415
Ohio Higher Educational Facility Commission
Revenue (Kenyon College 2015 Project)	5.000%	7/1/41	610	678
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/31	300	348
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,515
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/35	500	570
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/36	750	782

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/36	1,430	1,642
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/37	650	677
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	7/1/42	2,000	2,258
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	7/1/47	4,500	4,642
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	4.000%	10/1/47	7,000	7,253
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/26	1,360	1,554
Ohio Higher Educational Facility Commission
Revenue (Otterbein University Project)	5.000%	12/1/27	1,430	1,627
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	5/15/20 (Prere.)	270	289
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/35	1,415	1,501
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/40	3,260	3,452
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,846
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/29	10	10
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,015	2,181
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	4,330	4,818
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/48	4,000	4,557
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,067
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,117
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,691
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,122
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,110
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	2,185	2,432
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	830
3 Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.500%	1/1/19 (Prere.)	6,600	6,745
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.000%	1/1/32	1,000	1,181
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	5.000%	1/1/33	2,050	2,411
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	4.000%	1/1/34	2,175	2,314
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	4.000%	1/1/39	3,000	3,139

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ohio Hospital Revenue (Cleveland Clinic
Health System Obligated Group)	4.000%	1/1/43	6,000	6,198
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	35	39
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,015	7,406
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	4.000%	1/15/46	40	41
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	965	968
Ohio Housing Finance Agency Residential
Mortgage Revenue	4.100%	3/1/42	1,035	1,075
Ohio Infrastructure Improvement GO	5.000%	9/1/37	3,000	3,371
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/29	1,655	1,975
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/30	1,740	2,070
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/33	3,205	3,774
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,410	4,008
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	3,850	4,633
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	1,855	2,176
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/29	6,200	7,238
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	12/1/29	1,065	1,263
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,118
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/28	700	843
Ohio Revenue (Transportation Building Fund
Projects)	5.000%	4/1/29	1,500	1,793
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,045	8,927
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	5,918
Ohio State University General Receipts
Revenue VRDO	1.030%	6/7/18	3,630	3,630
Ohio State University General Receipts
Revenue VRDO	1.170%	6/7/18	455	455
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,027
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/30	1,575	1,863
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/32	6,000	6,377
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	6,095	3,037
Ohio Turnpike Commission Turnpike Revenue	4.000%	2/15/37	1,840	1,934
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	4,500	2,140
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,478
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	2,500	1,088
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	2,500	1,045
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/48	13,000	14,184
Ohio University General Receipts Revenue	5.000%	12/1/28	610	671

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,099
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,182
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,570
Ohio University General Receipts Revenue	5.000%	12/1/44	1,605	1,835
Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	5,711
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/28	2,320	2,757
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,362
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/37	2,550	2,959
Ohio Water Development Authority Fresh
Water Revenue	5.000%	12/1/33	2,220	2,605
Ohio Water Development Authority Fresh
Water Revenue	5.000%	12/1/34	1,555	1,820
Ohio Water Development Authority Fresh
Water Revenue	4.000%	6/1/36	3,000	3,159
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/29	1,000	1,174
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/29	4,900	5,855
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/30	8,805	10,505
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/31	2,450	2,910
Olentangy Local School District GO	4.000%	12/1/33	1,255	1,355
Olentangy Local School District GO	4.000%	12/1/34	500	537
Polaris Career Center COP	5.000%	11/1/34	30	34
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,691
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/18 (Prere.)	10,040	10,239
Rossford OH Exempted Village School
District GO	4.000%	12/1/53	2,180	2,225
Sandusky OH School District GO	5.000%	11/1/47	2,690	2,935
South-Western City OH School District GO	5.000%	12/1/36	335	367
Southwest Licking OH Local School District
School Facilities Construction &
Improvement GO	4.000%	11/1/34	500	535
Southwest Licking OH Local School District
School Facilities Construction &
Improvement GO	4.000%	11/1/42	4,650	4,869
SW OH Local School District (Hamilton
County) GO	5.000%	1/15/29	1,155	1,380
SW OH Local School District (Hamilton
County) GO	5.000%	1/15/30	1,295	1,541
SW OH Local School District (Hamilton
County) GO	5.000%	1/15/31	1,000	1,187
Tallmadge OH City School District GO	4.000%	10/1/53	2,030	2,067
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,351
Toledo OH Waterworks Revenue	5.000%	11/15/29	2,205	2,580
Toledo OH Waterworks Revenue	5.000%	11/15/37	3,125	3,578
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,396

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Toledo-Lucas County OH Port Authority
Student Housing Revenue (CHF-Toledo, LLC -
The University of Toledo Project)	5.000%	7/1/34	1,000	1,048
Toledo-Lucas County OH Port Authority
Student Housing Revenue (CHF-Toledo, LLC -
The University of Toledo Project)	5.000%	7/1/39	1,000	1,041
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,255	1,293
Union County OH Memorial Hospital Revenue	5.000%	12/1/26	200	235
Union County OH Memorial Hospital Revenue	5.000%	12/1/27	215	254
Union County OH Memorial Hospital Revenue	5.000%	12/1/28	530	623
Union County OH Memorial Hospital Revenue	5.000%	12/1/37	950	1,084
Union County OH Memorial Hospital Revenue	5.000%	12/1/38	600	684
Union County OH Memorial Hospital Revenue	5.000%	12/1/47	2,500	2,826
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	3,480	3,645
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28	15	17
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/30	10	11
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,315
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/39	1,050	1,176
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/44	4,000	4,630
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/47	3,700	4,245
University of Cincinnati Revenue	5.000%	6/1/36	805	939
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/27	100	118
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	2,000	2,380
Upper Arlington OH School District GO	4.000%	12/1/35	1,795	1,922
Upper Arlington OH School District GO	4.000%	12/1/36	1,750	1,868
Upper Arlington OH School District GO	5.000%	12/1/48	3,000	3,492
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	956
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	686
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,045	1,133
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,368
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	4.000%	7/1/44	30	30
Westlake OH City School District GO	4.000%	12/1/43	2,250	2,311
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,555

Ohio Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,602
Willoughby-Eastlake City OH School District
GO	5.000%	12/1/46	1,000	1,129
Winton Woods City OH School District GO	0.000%	11/1/29	885	607
Winton Woods City OH School District GO	0.000%	11/1/30	1,005	663
Winton Woods City OH School District GO	0.000%	11/1/31	1,020	646
Winton Woods City OH School District GO	0.000%	11/1/32	1,140	693
Winton Woods City OH School District GO	4.000%	11/1/53	2,000	2,023
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,020
Woodridge OH School District GO	4.000%	12/1/50	4,020	4,118
Wright State University Ohio General Revenue	5.000%	5/1/26	3,030	3,188
Wright State University Ohio General Revenue	5.000%	5/1/31	3,350	3,500
				1,197,111
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	2,000	2,128
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	2,300	2,497
				4,625
Total Tax-Exempt Municipal Bonds (Cost $1,177,257)				1,201,736

				Amount
				($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard				64
Receivables for Investment Securities Sold				2,106
Receivables for Accrued Income				15,948
Receivables for Capital Shares Issued				773
Variation Margin Receivable—Futures Contracts				39
Other Assets				137
Total Other Assets				19,067
Liabilities
Payables for Investment Securities Purchased				(16,786)
Payables for Capital Shares Redeemed				(2,018)
Payables for Distributions				(929)
Payables to Vanguard				(982)
Variation Margin Payable—Futures Contracts				(45)
Total Liabilities				(20,760)
Net Assets (100%)
Applicable to 97,009,300 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,200,043
Net Asset Value Per Share				$12.37

Ohio Long-Term Tax-Exempt Fund

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	1,170,728
Overdistributed Net Investment Income	(2)
Accumulated Net Realized Gains	4,776
Unrealized Appreciation (Depreciation)
Investment Securities	24,479
Futures Contracts	62
Net Assets	1,200,043

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the value of this security represented 0.5% of net assets.
3 Securities with a value of $511,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	147	31,198	25
10-Year U.S. Treasury Note	September 2018	66	7,949	38
Ultra 10-Year U.S. Treasury Note	September 2018	17	2,182	20
				83

Short Futures Contracts
5-Year U.S. Treasury Note	September 2018	(149)	(16,970)	(4)
30-Year U.S. Treasury Bond	September 2018	(19)	(2,757)	(6)
Ultra Long U.S. Treasury Bond	September 2018	(10)	(1,595)	(11)
				(21)
				62

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	20,042
Total Income	20,042
Expenses
The Vanguard Group—Note B
Investment Advisory Services	78
Management and Administrative	672
Marketing and Distribution	98
Custodian Fees	11
Shareholders’ Reports and Proxy	7
Total Expenses	866
Net Investment Income	19,176
Realized Net Gain (Loss)
Investment Securities Sold	5,547
Futures Contracts	(501)
Realized Net Gain (Loss)	5,046
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(17,137)
Futures Contracts	107
Change in Unrealized Appreciation (Depreciation)	(17,030)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,192

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	19,176	37,014
Realized Net Gain (Loss)	5,046	6,644
Change in Unrealized Appreciation (Depreciation)	(17,030)	28,061
Net Increase (Decrease) in Net Assets Resulting from Operations	7,192	71,719
Distributions
Net Investment Income	(19,179)	(36,996)
Realized Capital Gain[1]	(6,278)	(4,999)
Total Distributions	(25,457)	(41,995)
Capital Share Transactions
Issued	102,620	164,311
Issued in Lieu of Cash Distributions	18,688	29,925
Redeemed	(97,819)	(160,553)
Net Increase (Decrease) from Capital Share Transactions	23,489	33,683
Total Increase (Decrease)	5,224	63,407
Net Assets
Beginning of Period	1,194,819	1,131,412
End of Period[2]	1,200,043	1,194,819

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $19,000 and $1,381,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,000) and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.56	$12.23	$12.62	$12.63	$11.93	$12.96
Investment Operations
Net Investment Income	.198[1]	.401[1]	.408	.427	.444	.454
Net Realized and Unrealized Gain (Loss)
on Investments	(.123)	.385	(.331)	.055	.749	(1.003)
Total from Investment Operations	.075	.786	.077	.482	1.193	(.549)
Distributions
Dividends from Net Investment Income	(.199)	(. 401)	(. 408)	(. 427)	(. 444)	(. 454)
Distributions from Realized Capital Gains	(. 066)	(. 055)	(. 059)	(. 065)	(. 049)	(. 027)
Total Distributions	(. 265)	(. 456)	(. 467)	(. 492)	(. 493)	(. 481)
Net Asset Value, End of Period	$12.37	$12.56	$12.23	$12.62	$12.63	$11.93

Total Return[2]	0.60%	6.52%	0.51%	3.90%	10.19%	-4.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,200	$1,195	$1,131	$1,019	$965	$902
Ratio of Total Expenses to
Average Net Assets	0.15%	0.15%	0.15%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.21%	3.20%	3.17%	3.39%	3.60%	3.69%
Portfolio Turnover Rate	49%	34%	15%	21%	23%	28%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized. 1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Ohio Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Ohio Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2018, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

Ohio Long-Term Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $64,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Ohio Long-Term Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,201,736	—
Futures Contracts—Assets[1]	39	—	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	(6)	1,201,736	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $1,177,561,000. Net unrealized appreciation of investment securities for tax purposes was $24,175,000, consisting of unrealized gains of $29,314,000 on securities that had risen in value since their purchase and $5,139,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2018, the fund purchased $331,353,000 of investment securities and sold $282,120,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $91,340,000 and $120,070,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

F. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	May 31, 2018	November 30, 2017
	Shares	Shares
	(000)	(000)
Issued	8,254	13,167
Issued in Lieu of Cash Distributions	1,503	2,398
Redeemed	(7,897)	(12,932)
Net Increase (Decrease) in Shares Outstanding	1,860	2,633

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Ohio Long-Term Tax-Exempt Fund	11/30/2017	5/31/2018	Period
Based on Actual Fund Return	$1,000.00	$1,006.01	$0.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.18	0.76

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Ohio Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays OH Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Ohio Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Ohio Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Ohio Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Ohio Long-Term Tax-Exempt Fund or the owners of the Ohio Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Ohio Long-Term Tax-Exempt Fund. Investors acquire the Ohio Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Ohio Long-Term Tax-Exempt Fund. The Ohio Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Ohio Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Ohio Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Ohio Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Ohio Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Ohio Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Ohio Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Ohio Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR

TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT

OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE OHIO LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >	vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q962 072018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD OHIO TAX-FREE FUNDS

BY: /s/ MORTIMER J. BUCKLEY*
___________________________
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

BY: /s/ MORTIMER J. BUCKLEY*
___________________________
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

VANGUARD OHIO TAX-FREE FUNDS

BY: /s/ THOMAS J. HIGGINS*
___________________________
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.